Financial instruments and related risk management (Derivatives) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net	$ (143,506)	$ 6,123
Gain (loss)	(183,103)	37,791
Current portion of other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(83,890)	(14,338)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(59,719)	(8,006)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	68	9,137
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	35	19,330
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(140,334)	11,942
Gain (loss)	(182,988)	38,975
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(3,172)	(5,819)
Gain (loss)	$ (115)	$ (1,184)